RISK MANAGEMENT (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets	$ 17,361,475	$ 16,377,253
Allowance account for credit losses of financial assets	10,235,831	8,223,103	$ 8,223,103	$ 5,248,755
Small Business Loans [Member]
Financial assets	$ 17,452,183	$ 11,895,448
Percentage of Allowance Recorded on Financial Assets	20.67%	21.94%
Allowance account for credit losses of financial assets	$ 3,607,295	$ 2,610,446
Small Business Loans [Member] | Level 1 - Low Risk [Member]
Financial assets	$ 9,179,165	$ 4,938,711
Percentage of Allowance Recorded on Financial Assets	1.04%	2.32%
Allowance account for credit losses of financial assets	$ 95,896	$ 114,361
Small Business Loans [Member] | Level 2 - Medium Risk [Member]
Financial assets	$ 2,549,977	$ 1,641,169
Percentage of Allowance Recorded on Financial Assets	8.96%	4.98%
Allowance account for credit losses of financial assets	$ 228,461	$ 81,796
Small Business Loans [Member] | Level 3 - High Risk [Member]
Financial assets	$ 1,626,478	$ 3,806,554
Percentage of Allowance Recorded on Financial Assets	38.92%	33.21%
Allowance account for credit losses of financial assets	$ 633,101	$ 1,264,077
Small Business Loans [Member] | Level 4 - Default [Member]
Financial assets	$ 4,096,563	$ 1,509,014
Percentage of Allowance Recorded on Financial Assets	64.68%	76.22%
Allowance account for credit losses of financial assets	$ 2,649,837	$ 1,150,212